Goodwill and Other Intangible Assets, net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 596,112	$ 595,166
Less: accumulated amortization	(394,520)	(336,043)
Total other intangible assets, net	$ 201,592	259,123
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in months)	107 months
Total intangible assets	$ 189,554	188,608
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in months)	120 months
Total intangible assets	$ 351,555	351,555
Trademarks and tradenames
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in months)	120 months
Total intangible assets	$ 55,003	$ 55,003